October 1, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a Post-Effective Amendment No. 314 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an Amendment No. 315 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”). The Trust is filing this Amendment in order to update the investment strategy and risk language for the REMS International Real Estate Value-Opportunity Fund (the “Fund”) to incorporate environmental, social and governance standards into the security selection process for the Fund.

In 1933 Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission staff.

As counsel to the Trust, we hereby request, in reliance upon the Release, that the Amendment receive selective review by the Commission and its staff. Except with respect to the material changes discussed above, there are no material differences in the disclosure contained in this Amendment as compared to the disclosure contained in the Trust’s Post-Effective Amendment No. 284 filed with the Commission on February 23, 2018, which was reviewed by the Commission’s staff.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY • MANAGING PARTNER
11300 Tomahawk Creek Pkwy • Ste. 310 • Leawood, KS 66211 • p: 913.660.0778 • c: 913.523.6112
Practus, LLP • John.Lively@Practus.com • Practus.com